UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Large-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Growth Portfolio

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)	18,444	$2,314,537
United Technologies Corp.	19,876	2,322,312

		$4,636,849

Air Freight & Logistics — 0.8%
FedEx Corp.	9,065	$1,201,656

		$1,201,656

Airlines — 1.0%
United Continental Holdings, Inc.(1)	34,636	$1,545,805

		$1,545,805

Auto Components — 0.8%
Dana Holding Corp.	56,329	$1,310,776

		$1,310,776

Banks — 4.4%
Citigroup, Inc.	31,443	$1,496,686
PNC Financial Services Group, Inc. (The)	14,672	1,276,464
Regions Financial Corp.	164,153	1,823,740
Wells Fargo & Co.	44,543	2,215,569

		$6,812,459

Beverages — 2.2%
Constellation Brands, Inc., Class A(1)	14,770	$1,255,007
PepsiCo, Inc.	26,650	2,225,275

		$3,480,282

Biotechnology — 7.7%
Amgen, Inc.	22,984	$2,834,847
Biogen Idec, Inc.(1)	8,529	2,608,765
Celgene Corp.(1)	16,067	2,242,953
Gilead Sciences, Inc.(1)	61,915	4,387,297

		$12,073,862

Building Products — 1.2%
Armstrong World Industries, Inc.(1)	36,115	$1,923,124

		$1,923,124

Capital Markets — 1.1%
Invesco, Ltd.	47,199	$1,746,363

		$1,746,363

Chemicals — 3.8%
Eastman Chemical Co.	11,869	$1,023,227
Ecolab, Inc.	21,988	2,374,484
Monsanto Co.	22,721	2,584,968

		$5,982,679

Communications Equipment — 3.6%
F5 Networks, Inc.(1)	17,040	$1,816,975
QUALCOMM, Inc.	48,319	3,810,437

		$5,627,412

Security	Shares	Value
Consumer Finance — 2.1%
American Express Co.	22,257	$2,003,798
Discover Financial Services	22,238	1,294,029

		$3,297,827

Electrical Equipment — 2.4%
Emerson Electric Co.	24,645	$1,646,286
Rockwell Automation, Inc.	16,555	2,061,925

		$3,708,211

Electronic Equipment, Instruments & Components — 0.9%
Trimble Navigation, Ltd.(1)	34,187	$1,328,849

		$1,328,849

Energy Equipment & Services — 2.5%
FMC Technologies, Inc.(1)	23,030	$1,204,239
Schlumberger, Ltd.	27,823	2,712,742

		$3,916,981

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	15,415	$1,721,547
Wal-Mart Stores, Inc.	14,201	1,085,383

		$2,806,930

Food Products — 2.2%
Hershey Co. (The)	11,053	$1,153,933
Mondelez International, Inc., Class A	67,211	2,322,140

		$3,476,073

Health Care Equipment & Supplies — 3.7%
Covidien PLC	29,298	$2,158,091
Medtronic, Inc.	28,420	1,748,967
Stryker Corp.	22,839	1,860,693

		$5,767,751

Hotels, Restaurants & Leisure — 2.1%
Marriott International, Inc., Class A	36,422	$2,040,360
Starbucks Corp.	16,866	1,237,627

		$3,277,987

Household Products — 0.8%
Colgate-Palmolive Co.	19,816	$1,285,464

		$1,285,464

Industrial Conglomerates — 0.9%
3M Co.	10,781	$1,462,550

		$1,462,550

Internet & Catalog Retail — 5.8%
Amazon.com, Inc.(1)	13,617	$4,582,393
Groupon, Inc.(1)	143,666	1,126,341
priceline.com, Inc.(1)	2,775	3,307,495

		$9,016,229

Internet Software & Services — 6.9%
Facebook, Inc., Class A(1)	55,685	$3,354,464
Google, Inc., Class A(1)	6,692	7,458,301

		$10,812,765

IT Services — 2.1%
Visa, Inc., Class A	15,172	$3,275,028

		$3,275,028

Security	Shares	Value
Leisure Products — 1.3%
Brunswick Corp.	45,402	$2,056,257

		$2,056,257

Machinery — 3.5%
Caterpillar, Inc.	19,688	$1,956,397
Donaldson Co., Inc.	38,380	1,627,312
Wabtec Corp.	23,714	1,837,835

		$5,421,544

Media — 2.7%
Comcast Corp., Class A	34,338	$1,717,587
Walt Disney Co. (The)	30,955	2,478,567

		$4,196,154

Oil, Gas & Consumable Fuels — 2.8%
EOG Resources, Inc.	9,004	$1,766,314
Occidental Petroleum Corp.	11,589	1,104,316
Range Resources Corp.	17,301	1,435,464

		$4,306,094

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	22,128	$1,479,921

		$1,479,921

Pharmaceuticals — 3.4%
Allergan, Inc.	15,938	$1,977,906
Perrigo Co. PLC	9,723	1,503,759
Roche Holding AG ADR	49,496	1,866,989

		$5,348,654

Road & Rail — 0.9%
Union Pacific Corp.	7,692	$1,443,481

		$1,443,481

Semiconductors & Semiconductor Equipment — 4.6%
Avago Technologies, Ltd.	28,225	$1,817,972
Intel Corp.	40,320	1,040,659
NXP Semiconductors NV(1)	51,857	3,049,710
Teradyne, Inc.(1)	63,269	1,258,421

		$7,166,762

Software — 4.7%
Microsoft Corp.	71,784	$2,942,426
Oracle Corp.	38,327	1,567,957
salesforce.com, inc.(1)	15,574	889,120
VMware, Inc., Class A(1)	17,997	1,944,036

		$7,343,539

Specialty Retail — 2.7%
AutoNation, Inc.(1)	31,619	$1,683,079
Home Depot, Inc. (The)	16,002	1,266,238
Staples, Inc.	109,585	1,242,694

		$4,192,011

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	12,047	$6,466,107
EMC Corp.	107,212	2,938,681

		$9,404,788

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	32,632	$2,410,199

		$2,410,199

Total Common Stocks (identified cost $95,617,645)		$154,543,316

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$1,901	$1,900,515

Total Short-Term Investments (identified cost $1,900,515)		$1,900,515

Total Investments — 100.0% (identified cost $97,518,160)		$156,443,831

Other Assets, Less Liabilities — 0.0%(3)		$73,327

Net Assets — 100.0%		$156,517,158

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2014 was $230.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at March 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$97,554,408

Gross unrealized appreciation	$59,622,294
Gross unrealized depreciation	(732,871)

Net unrealized appreciation	$58,889,423

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$154,543,316	*	$—	$—	$154,543,316
Short-Term Investments	—		1,900,515	—	1,900,515
Total Investments	$154,543,316		$1,900,515	$—	$156,443,831

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014